Fees Summary	Dec. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 753,000
Previously Paid Amount	0.00
Total Fee Amount	115.28
Total Offset Amount	0.00
Net Fee	115.28
Narrative - Max Aggregate Offering Price	$ 753,000
Final Prospectus	true